AeroTurbine Restructuring (Tables)	12 Months Ended
Dec. 31, 2015
AeroTurbine, Inc. [Member]
Schedule Of Impairment Charges And Severance Expenses

The impairment charges and severance expenses as provided in the following table were recorded in transaction, integration and restructuring related expenses in our Consolidated Income Statement during the year ended December 31, 2015.

Year Ended December 31,
2015
Tradename and other intangible assets impairment	$24,837
Leased engines impairment	22,402
Severance expenses	2,072
$49,311